Long Term Incentive Programs (Details) $ in Thousands	1 Months Ended									12 Months Ended
	Dec. 31, 2023 instrument	Aug. 31, 2023 EUR (€) shares € / shares	Aug. 31, 2023 EUR (€) kr / shares	Jan. 31, 2023 EUR (€) shares € / shares	Jan. 31, 2023 EUR (€) kr / shares	May 31, 2022 EUR (€) shares € / shares	May 31, 2022 EUR (€) kr / shares	Jan. 31, 2022 EUR (€) employee shares € / shares	Jan. 31, 2022 EUR (€) kr / shares	Dec. 31, 2023 EUR (€) instrument item € / shares shares	Dec. 31, 2023 USD ($) instrument item shares	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€) item	Dec. 31, 2020 EUR (€)
Long Term Incentive Programs
Maximum number of months' salary considered for annual cash bonus of Chief Executive Officer													12
Maximum number of months' salary considered for annual cash bonus of selected employees													6
Maximum number of months' salary considered for annual cash bonus of other employees													3
Number of instruments exercisable | instrument	0									0	0
Programme initiated in January 2022
Long Term Incentive Programs
Total value of the RSU allocation								€ 394,000	€ 394,000
Total value of the RSU allocation (in dollars per share) | € / shares								€ 3.3
Expense recognized for RSUs granted								€ 143,000				€ 157,000
Average remaining contractual term of RSUs	6 months
Fair value of options granted								€ 160,000	€ 160,000
Fair value of options granted (in dollars per share) | € / shares								€ 1.3
Expense recognized for options granted								€ 62,000				€ 69,000
Average remaining contractual term of options								3 years 3 months 18 days
Annualized volatility of the shares (in percent)										48.10%	48.10%
Annual risk free interest rate (in percent)										1.00%	1.00%
Dividend yield										€ 0
Average share price (in dollars per share) | € / shares										€ 3.7
Programme initiated in January 2022 | Minimum
Long Term Incentive Programs
Number of RSUs granted | shares								10,393
Number of options granted | employee								10,393
Strike price of options granted | kr / shares									€ 36.02
Programme initiated in January 2022 | Maximum
Long Term Incentive Programs
Number of RSUs granted | shares								55,430
Number of options granted | employee								55,430
Strike price of options granted | kr / shares									€ 38.42
Programme initiated in May 2022
Long Term Incentive Programs
Strike price of options granted | kr / shares							kr 40.24
Fair value of options granted						€ 761,000	kr 761,000
Fair value of options granted (in dollars per share) | € / shares						€ 1.3
Average remaining contractual term of options	4 years 3 months 18 days
Expense recognized in profit and loss						€ 237,000
Annualized volatility of the shares (in percent)										42.50%	42.50%
Annual risk free interest rate (in percent)										2.80%	2.80%
Dividend yield										€ 0
Average share price (in dollars per share) | € / shares										€ 3.7
Programme initiated in May 2022 | Minimum
Long Term Incentive Programs
Number of options granted | shares						43,420
Programme initiated in May 2022 | Maximum
Long Term Incentive Programs
Number of options granted | shares						221,719
Programme initiated in January 2023
Long Term Incentive Programs
Total value of the RSU allocation				€ 1,200,000	€ 1,200,000
Total value of the RSU allocation (in dollars per share) | € / shares				€ 3.0
Average remaining contractual term of RSUs				1 year 6 months
Expense recognized in profit and loss				€ 498,000
Average share price (in dollars per share) | kr / shares					€ 36.56
Programme initiated in January 2023 | Minimum
Long Term Incentive Programs
Number of RSUs granted | shares				19,760
Programme initiated in January 2023 | Maximum
Long Term Incentive Programs
Number of RSUs granted | shares				130,416
Programme initiated in August 2023
Long Term Incentive Programs
Strike price of options granted | kr / shares			kr 45.49
Fair value of options granted		€ 2,200,000	kr 2,200,000
Fair value of options granted (in dollars per share) | € / shares		€ 1.8
Average remaining contractual term of options	5 years 6 months
Expense recognized in profit and loss		€ 250,000
Annualized volatility of the shares (in percent)										61.00%	61.00%
Annual risk free interest rate (in percent)										2.68%	2.68%
Dividend yield | $											$ 0
Average share price (in dollars per share) | € / shares										€ 3.7
Programme initiated in August 2023 | Minimum
Long Term Incentive Programs
Number of options granted | shares		88,920
Programme initiated in August 2023 | Maximum
Long Term Incentive Programs
Number of options granted | shares		385,320
Previous share-based incentive scheme for key employees in connection with IPO
Long Term Incentive Programs
Number of shares to be issued | shares										146,626	146,626
Estimated initial cost of incentive										€ 504,000
Amount of incentive paid										734,000
Amount of charge to equity for incentive paid										€ 230,000
Previous share-based incentive scheme for key employees in connection with IPO | Minimum
Long Term Incentive Programs
Number of month's salary considered for incentive to be paid in shares | item										1	1
Previous share-based incentive scheme for key employees in connection with IPO | Maximum
Long Term Incentive Programs
Number of month's salary considered for incentive to be paid in shares | item										8	8
Previous share-based incentive scheme for key employees for the continuous employment
Long Term Incentive Programs
Amount reversed in equity for termination of programme													€ 167,000	€ 3,000
Previous share-based incentive scheme for key employees for the continuous employment | Minimum
Long Term Incentive Programs
Number of month's salary considered for incentive to be paid in shares | item										2	2
Previous share-based incentive scheme for key employees for the continuous employment | Maximum
Long Term Incentive Programs
Number of month's salary considered for incentive to be paid in shares | item										4	4
Previous tiered annual bonus scheme for CEO
Long Term Incentive Programs
Maximum number of months' gross salary considered for annual bonus | item													8
Number of days from date of filing of the Company's audited accounts considered for determination of share price of annual bonus to be issued | item													30